Estimates (Fair Value Of Financial Assets And Liabilities Measured On Recurring Basis) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Long-term Debt, Fair Value	$ 31,680	$ 23,970
Total liabilities	(749)
Long-term Debt	30,661	23,199
Level 1 [Member]
Total liabilities	(551)
Level 2 [Member]
Total liabilities	(182)
Level 3 [Member]
Commodity derivatives:	(16)
Fair Value, Measurements, Recurring [Member]
Interest rate derivatives	3	47
Commodity derivatives:	745	231
Total assets	748	278
Interest rate derivatives	(155)	(95)
Embedded derivatives in the Regency Preferred Units	(16)	(19)
Commodity derivatives:	(578)	(233)
Total liabilities		(347)
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	632	217
Total assets	632	217
Interest rate derivatives	0	0
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(551)	(215)
Total liabilities		(215)
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Interest rate derivatives	3	47
Commodity derivatives:	113	14
Total assets	116	61
Interest rate derivatives	(155)	(95)
Embedded derivatives in the Regency Preferred Units	0	0
Commodity derivatives:	(27)	(18)
Total liabilities		(113)
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Interest rate derivatives	0	0
Commodity derivatives:	0	0
Total assets	0	0
Interest rate derivatives	0	0
Embedded derivatives in the Regency Preferred Units	(16)	(19)
Commodity derivatives:	0	0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		19
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Forward Swaps [Member]
Commodity derivatives:	36
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	36
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Condensate [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Forward Swaps [Member]
Commodity derivatives:	3	3
Commodity derivatives:	4	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Future [Member]
Commodity derivatives:	4
Commodity derivatives:	2
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	4
Commodity derivatives:	2
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	3	3
Commodity derivatives:	4	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Power [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Forward Swaps [Member]
Commodity derivatives:		5
Commodity derivatives:	7	5
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Future [Member]
Commodity derivatives:	21
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:		5
Commodity derivatives:	7	5
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 1 [Member] | Future [Member]
Commodity derivatives:	21
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 2 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:		0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Refined Products [Member] | Level 3 [Member] | Future [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	19	5
Commodity derivatives:	(18)	(4)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	26	8
Commodity derivatives:	(25)	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	566	203
Commodity derivatives:	(490)	(206)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	19	5
Commodity derivatives:	(18)	(4)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	1	1
Commodity derivatives:	(2)	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	541	201
Commodity derivatives:	(490)	(201)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	25	7
Commodity derivatives:	(23)	(6)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	25	2
Commodity derivatives:	0	(5)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Basis Swaps IFERC NYMEX [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Swing Swaps IFERC [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Fixed Swaps/Futures [Member]
Commodity derivatives:	0	0
Commodity derivatives:	0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - Natural Gas [Member] | Level 3 [Member] | Forward Physical Swaps [Member]
Commodity derivatives:	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Forward Swaps [Member]
Commodity derivatives:		7
Commodity derivatives:	(32)	(9)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 1 [Member] | Forward Swaps [Member]
Commodity derivatives:	46	5
Commodity derivatives:	(32)	(5)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 2 [Member] | Forward Swaps [Member]
Commodity derivatives:	23	2
Commodity derivatives:	0	(4)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives - NGLs [Member] | Level 3 [Member] | Forward Swaps [Member]
Commodity derivatives:	0	0
Commodity derivatives:	$ 0	0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Condensate Forward Swaps [Member]
Embedded derivatives in the Regency Preferred Units		1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Forward Physical Swaps [Member]
Trading Liabilities, Fair Value Disclosure		1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Condensate Forward Swaps [Member]
Embedded derivatives in the Regency Preferred Units		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 1 [Member] | Forward Physical Swaps [Member]
Trading Liabilities, Fair Value Disclosure		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Condensate Forward Swaps [Member]
Embedded derivatives in the Regency Preferred Units		1
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 2 [Member] | Forward Physical Swaps [Member]
Trading Liabilities, Fair Value Disclosure		(1)
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 3 [Member] | Condensate Forward Swaps [Member]
Embedded derivatives in the Regency Preferred Units		0
Fair Value, Measurements, Recurring [Member] | Commodity Derivatives [Member] | Level 3 [Member] | Forward Physical Swaps [Member]
Trading Liabilities, Fair Value Disclosure		$ 0